SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

21. SEGMENTED INFORMATION

The Company has three operating segments, which are the locations in which the Company operates. The reportable segments are the Company's Argentinian, Colombian, American and Mexican operations. A breakdown of revenues, short-term assets, long-term assets and net income for each reportable segment as at and for the years ended December 31, 2020 and 2019 is reported below.

		Argentina		Colombia		Mexico		United States of America		Other		Total
		$		$		$		$		$		$
December 31, 2020:
Current assets		679,144		448,193		465,316		1,938		96,650		1,691,241
Property and equipment		2,680,675		2,989,580		437,596		51,278		15,999		6,175,128
Other non-current assets		773,279		976,278		135,876		—		1,357,658		3,243,091
Total assets		4,133,098		4,414,051		1,038,787		53,216		1,470,307		11,109,460
Revenues:
Tower rental revenue		945,647		550,418		278,281		—		—		1,774,346
Service revenue		—		—		—		346,317		626,319		972,636
Sales revenue		1,244,773		14,439		5,119,888		—		—		6,379,100
Total revenues		2,190,420		564,857		5,398,169		346,317		626,319		9,126,082
Net income (loss)		(2,388,551)		328,258		1,078,190		1,261,084		(3,953,285)		(3,674,304)
								United States of
		Argentina		Colombia		Mexico		America		Other		Total
	$		$		$		$		$		$
December 31, 2019:
Current assets		1,846,046		532,959		298,605		268,518		13,779		2,959,907
Property and equipment		3,390,632		1,997,048		3,243,634		85,612		15,120		8,732,046
Other non-current assets		669,687		808,973		1,204,380		5,328		1,620,728		4,309,096
Total assets		5,930,365		3,338,980		4,746,619		359,458		1,649,627		16,001,049
Revenues:
Tower rental revenue		1,102,810		292,848		244,978		—		—		1,640,636
Service revenue		—		—		—		561,759		—		561,759
Sales revenue		—		3,069,670		141,529		—		—		3,211,199
Total revenues		1,102,810		3,362,518		386,507		561,759		—		5,413,594
Net income (loss)		(4,042,521)		1,249,291		(994,550)		(1,322,940)		(3,036,548)		(8,147,268)